INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property, plant and equipment	$ 43,834,548	$ 40,177,146	$ 46,218,875	$ 46,393,761
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	57,059,972	44,764,394	48,520,889	47,276,088	$ 493,120
Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	$ (13,225,424)	$ (4,587,248)	$ (2,302,014)	$ (882,327)	$ (270,810)